Quarterly Holdings Report
for

Fidelity® Series High Income Fund

January 31, 2021

FSH-QTLY-0321
1.924276.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 94.0%
	Principal Amount	Value
Convertible Bonds - 1.3%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	$5,404,000	$4,934,927
3.375% 8/15/26	14,291,000	13,177,625
		18,112,552
Energy - 0.2%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	1,747,423	1,747,423
15% 7/15/23 (a)(b)	1,012,987	1,012,987
		2,760,410

TOTAL CONVERTIBLE BONDS		20,872,962

Nonconvertible Bonds - 92.7%
Aerospace - 6.0%
Allegheny Technologies, Inc.:
5.875% 12/1/27	9,920,000	10,417,141
7.875% 8/15/23	675,000	738,406
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	7,334,000	7,515,150
Bombardier, Inc.:
6% 10/15/22 (c)	1,560,000	1,548,300
6.125% 1/15/23 (c)	102,000	102,428
7.5% 12/1/24 (c)	315,000	303,188
7.5% 3/15/25 (c)	11,692,000	10,946,635
7.875% 4/15/27 (c)	2,013,000	1,882,155
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	3,035,000	3,171,575
5.375% 7/15/26 (c)	5,995,000	6,199,609
Howmet Aerospace, Inc. 6.75% 1/15/28	190,000	231,834
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	4,665,000	4,812,041
6.5% 5/1/25 (c)	1,655,000	1,766,713
Moog, Inc. 4.25% 12/15/27 (c)	3,715,000	3,854,313
TransDigm UK Holdings PLC 6.875% 5/15/26	1,610,000	1,696,089
TransDigm, Inc.:
4.625% 1/15/29 (c)	2,505,000	2,487,791
5.5% 11/15/27	16,920,000	17,448,750
6.25% 3/15/26 (c)	12,871,000	13,613,657
7.5% 3/15/27	1,455,000	1,556,850
8% 12/15/25 (c)	7,155,000	7,825,781
		98,118,406
Automotive & Auto Parts - 1.0%
Ford Motor Credit Co. LLC:
4% 11/13/30	5,140,000	5,268,500
4.687% 6/9/25	2,715,000	2,891,475
5.113% 5/3/29	4,460,000	4,908,843
5.125% 6/16/25	2,015,000	2,188,290
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	480,000	492,432
		15,749,540
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
5.75% 11/20/25	3,450,000	4,016,632
8% 11/1/31	2,332,000	3,385,959
		7,402,591
Broadcasting - 1.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	7,550,000	6,096,625
Gray Television, Inc. 4.75% 10/15/30 (c)	1,515,000	1,506,024
Netflix, Inc.:
5.375% 11/15/29 (c)	490,000	612,500
5.875% 11/15/28	2,985,000	3,746,175
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	3,880,000	3,918,800
5.5% 3/1/30 (c)	1,705,000	1,757,190
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	985,000	1,014,934
5% 8/1/27 (c)	4,558,000	4,790,618
Tegna, Inc. 5% 9/15/29	725,000	754,442
Univision Communications, Inc. 6.625% 6/1/27 (c)	3,080,000	3,241,700
		27,439,008
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	6,029,000	6,345,523
Cable/Satellite TV - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	3,680,000	3,770,896
4.5% 8/15/30 (c)	2,885,000	3,038,251
4.5% 5/1/32 (c)	7,935,000	8,254,146
4.75% 3/1/30 (c)	4,755,000	5,057,989
5% 2/1/28 (c)	5,417,000	5,690,559
CSC Holdings LLC:
4.125% 12/1/30 (c)	3,245,000	3,317,688
4.625% 12/1/30 (c)	1,915,000	1,953,300
5.5% 4/15/27 (c)	4,086,000	4,309,504
5.75% 1/15/30 (c)	3,725,000	3,998,583
7.5% 4/1/28 (c)	1,885,000	2,089,994
DISH DBS Corp. 5.875% 11/15/24	68,000	70,466
Dolya Holdco 18 DAC 5% 7/15/28 (c)	3,880,000	4,054,600
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	4,065,000	4,137,642
6.5% 9/15/28 (c)	6,015,000	6,330,788
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	5,400,000	5,713,200
Virgin Media Finance PLC 5% 7/15/30 (c)	3,645,000	3,749,794
Virgin Media Secured Finance PLC 4.5% 8/15/30 (c)	3,280,000	3,396,440
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	3,605,000	3,759,691
Ziggo BV 5.5% 1/15/27 (c)	8,404,000	8,814,199
		81,507,730
Capital Goods - 0.5%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	8,115,000	8,478,025
Chemicals - 4.6%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	3,675,000	3,855,073
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	4,680,000	5,019,674
CF Industries Holdings, Inc.:
4.95% 6/1/43	25,000	29,813
5.15% 3/15/34	7,790,000	9,581,700
5.375% 3/15/44	1,856,000	2,347,840
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (c)(d)(e)	829,000	814,796
6.5% 5/15/26 (c)	5,775,000	5,803,875
6.875% 6/15/25 (c)	1,110,000	1,129,425
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	3,000,000	3,060,000
7% 12/31/27 (c)	440,000	449,900
Methanex Corp.:
5.125% 10/15/27	4,800,000	4,995,456
5.25% 12/15/29	275,000	287,891
5.65% 12/1/44	3,272,000	3,402,880
NOVA Chemicals Corp. 5.25% 6/1/27 (c)	3,545,000	3,661,205
Olin Corp.:
5% 2/1/30	3,130,000	3,279,176
5.125% 9/15/27	47,000	48,763
5.625% 8/1/29	2,935,000	3,144,119
The Chemours Co. LLC:
5.375% 5/15/27	3,599,000	3,873,424
5.75% 11/15/28 (c)	12,755,000	13,203,274
7% 5/15/25	3,028,000	3,130,195
Valvoline, Inc. 4.25% 2/15/30 (c)	1,100,000	1,149,500
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (c)	1,925,000	2,018,736
5.625% 10/1/24 (c)	1,513,000	1,641,923
		75,928,638
Consumer Products - 0.3%
Mattel, Inc.:
5.45% 11/1/41	425,000	469,625
6.2% 10/1/40	3,304,000	3,865,680
Newell Brands, Inc. 5.875% 4/1/36	415,000	508,375
Prestige Brands, Inc. 6.375% 3/1/24 (c)	14,000	14,280
		4,857,960
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	160,000	165,000
6% 2/15/25 (c)	1,907,000	1,964,210
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	7,499,000	7,620,859
7.875% 7/15/26 (c)	5,243,000	5,438,040
OI European Group BV 4% 3/15/23 (c)	66,000	67,650
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (c)	161,000	173,075
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	5,719,000	6,029,685
8.5% 8/15/27 (c)	4,080,000	4,426,800
		25,885,319
Diversified Financial Services - 2.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (c)	3,160,000	3,137,564
4.75% 9/15/24	4,960,000	5,239,000
5.25% 5/15/27	3,320,000	3,486,066
6.25% 5/15/26	3,535,000	3,735,039
6.375% 12/15/25	1,627,000	1,677,844
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (c)	1,525,000	1,461,072
MSCI, Inc.:
4.75% 8/1/26 (c)	33,000	34,155
5.375% 5/15/27 (c)	110,000	118,149
Quicken Loans, Inc. 5.25% 1/15/28 (c)	4,724,000	5,042,870
Springleaf Finance Corp.:
6.875% 3/15/25	1,911,000	2,186,901
7.125% 3/15/26	3,787,000	4,430,790
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	7,460,000	7,442,917
		37,992,367
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	4,730,000	4,921,210
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	3,963,000	4,071,983
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (c)	3,100,000	3,312,877
5.875% 10/1/30 (c)	3,085,000	3,427,204
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	3,540,000	3,827,625
		19,560,899
Energy - 14.5%
Apache Corp.:
4.25% 1/15/30	750,000	740,625
5.1% 9/1/40	3,500,000	3,543,960
5.35% 7/1/49	515,000	507,275
7.375% 8/15/47	515,000	527,875
California Resources Corp. 7.125% 2/1/26 (c)	2,505,000	2,483,081
Cheniere Energy Partners LP 5.625% 10/1/26	2,413,000	2,510,365
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	4,670,000	4,885,988
Citgo Petroleum Corp.:
6.25% 8/15/22 (c)	7,076,000	7,059,018
7% 6/15/25 (c)	3,600,000	3,648,780
CNX Resources Corp. 6% 1/15/29 (c)	725,000	749,251
Comstock Resources, Inc.:
7.5% 5/15/25 (c)	2,155,000	2,203,488
9.75% 8/15/26	3,850,000	4,095,438
9.75% 8/15/26	1,050,000	1,118,250
Continental Resources, Inc. 5.75% 1/15/31 (c)	2,395,000	2,592,588
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	12,109,000	11,657,879
5.75% 4/1/25	5,985,000	5,925,150
6% 2/1/29 (c)	8,858,000	8,533,221
CVR Energy, Inc.:
5.25% 2/15/25 (c)	8,625,000	8,449,913
5.75% 2/15/28 (c)	7,100,000	6,969,005
DCP Midstream Operating LP:
5.375% 7/15/25	1,105,000	1,182,350
5.6% 4/1/44	300,000	313,500
6.45% 11/3/36 (c)	1,310,000	1,457,375
8.125% 8/16/30	95,000	125,537
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	785,000	812,475
5.75% 1/30/28 (c)	2,778,000	2,944,680
6.625% 7/15/25 (c)	677,000	723,121
EnLink Midstream LLC 5.625% 1/15/28 (c)	665,000	663,753
EnLink Midstream Partners LP:
5.05% 4/1/45	875,000	699,816
5.45% 6/1/47	1,825,000	1,460,000
5.6% 4/1/44	320,000	256,800
EQM Midstream Partners LP:
4.75% 1/15/31 (c)	3,420,000	3,301,600
5.5% 7/15/28	185,000	191,612
6.5% 7/1/27 (c)	2,900,000	3,105,306
EQT Corp. 3.9% 10/1/27	2,530,000	2,628,038
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29 (c)	3,460,000	3,702,200
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	3,025,000	3,139,345
5.625% 2/15/26 (c)	6,665,000	6,917,703
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	1,145,000	1,207,975
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	4,665,000	4,692,757
MEG Energy Corp. 7.125% 2/1/27 (c)	1,810,000	1,868,825
New Fortress Energy LLC 6.75% 9/15/25 (c)	8,370,000	8,657,677
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,365,000	11,521,269
Occidental Petroleum Corp.:
2.9% 8/15/24	1,475,000	1,427,063
3.4% 4/15/26	1,970,000	1,902,882
3.5% 8/15/29	2,930,000	2,718,659
4.2% 3/15/48	1,955,000	1,642,200
4.3% 8/15/39	1,035,000	905,625
4.4% 4/15/46	2,995,000	2,637,906
4.4% 8/15/49	2,240,000	1,904,000
5.55% 3/15/26	5,025,000	5,282,531
6.125% 1/1/31	2,315,000	2,518,315
6.2% 3/15/40	1,005,000	1,045,200
6.45% 9/15/36	5,290,000	5,805,114
7.5% 5/1/31	6,540,000	7,537,350
7.875% 9/15/31	635,000	725,678
8.875% 7/15/30	2,170,000	2,724,978
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	6,980,000	6,733,257
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	145,000	152,250
4.95% 7/15/29 (c)	1,730,000	1,861,913
6.875% 4/15/40 (c)	655,000	730,325
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(f)	10,580,000	1
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	3,885,000	3,970,878
5.5% 2/15/26	978,000	1,005,071
5.875% 3/15/28	875,000	927,500
6% 4/15/27	115,000	121,756
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	770,000	762,300
6% 3/1/27 (c)	3,375,000	3,408,750
6% 12/31/30 (c)	2,190,000	2,195,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)(g)	3,070,000	3,039,300
4.875% 2/1/31 (c)	12,375,000	12,913,313
5.375% 2/1/27	10,000	10,335
5.5% 3/1/30	845,000	898,336
5.875% 4/15/26	1,481,000	1,551,362
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	1,464,501	1,296,083
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	303,000	290,880
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	787,800	728,715
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	1,010,000	909,000
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	1,551,467	1,419,592
Viper Energy Partners LP 5.375% 11/1/27 (c)	4,037,000	4,238,850
Western Gas Partners LP:
3.95% 6/1/25	730,000	740,950
4.1% 2/1/25	3,005,000	3,111,888
4.65% 7/1/26	1,150,000	1,207,500
5.05% 2/1/30	5,100,000	5,610,000
		238,387,945
Environmental - 0.9%
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	3,875,000	4,097,813
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	8,470,000	8,533,525
Stericycle, Inc. 3.875% 1/15/29 (c)	2,775,000	2,851,313
		15,482,651
Food & Drug Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	5,540,000	5,470,750
4.875% 2/15/30 (c)	500,000	534,395
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675,000	675,000
		6,680,145
Food/Beverage/Tobacco - 3.5%
C&S Group Enterprises LLC 5% 12/15/28 (c)	5,080,000	5,057,775
Cott Holdings, Inc. 5.5% 4/1/25 (c)	3,048,000	3,140,385
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	11,672,000	12,882,970
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	4,490,000	5,100,191
6.5% 4/15/29 (c)	9,811,000	11,160,013
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	3,085,000	3,246,963
6.875% 5/1/25 (c)	4,250,000	4,570,025
Post Holdings, Inc.:
4.625% 4/15/30 (c)	1,290,000	1,337,046
5.5% 12/15/29 (c)	2,815,000	3,057,709
TreeHouse Foods, Inc. 4% 9/1/28	2,445,000	2,469,450
U.S. Foods, Inc.:
4.75% 2/15/29 (c)	2,180,000	2,185,450
5.875% 6/15/24 (c)	90,000	91,332
6.25% 4/15/25 (c)	2,810,000	2,999,675
		57,298,984
Gaming - 6.5%
Affinity Gaming LLC 6.875% 12/15/27 (c)	2,085,000	2,189,250
Boyd Gaming Corp.:
4.75% 12/1/27	1,933,000	1,980,987
6% 8/15/26	3,636,000	3,759,224
6.375% 4/1/26	3,693,000	3,829,124
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	5,725,000	6,033,663
8.125% 7/1/27 (c)	10,480,000	11,501,800
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	10,030,000	9,980,903
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	7,980,000	8,538,600
Golden Nugget, Inc. 6.75% 10/15/24 (c)	7,388,000	7,404,992
MCE Finance Ltd.:
4.875% 6/6/25 (c)	2,855,000	2,936,984
5.375% 12/4/29 (c)	1,610,000	1,693,236
5.75% 7/21/28 (c)	2,420,000	2,570,524
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,335,000	5,666,357
4.5% 1/15/28	31,000	32,550
4.625% 6/15/25 (c)	955,000	1,012,300
5.75% 2/1/27	1,434,000	1,607,378
MGM Resorts International 5.75% 6/15/25	2,163,000	2,374,541
Scientific Games Corp. 5% 10/15/25 (c)	4,706,000	4,847,556
Stars Group Holdings BV 7% 7/15/26 (c)	3,833,000	4,019,859
Station Casinos LLC:
4.5% 2/15/28 (c)	7,515,000	7,364,700
5% 10/1/25 (c)	1,655,000	1,665,691
VICI Properties, Inc.:
4.25% 12/1/26 (c)	2,955,000	3,056,504
4.625% 12/1/29 (c)	3,990,000	4,249,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	3,289,000	3,337,036
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	3,137,000	3,148,764
5.5% 10/1/27 (c)	2,575,000	2,652,250
		107,454,123
Healthcare - 6.9%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	4,885,000	5,131,888
Bausch Health Companies, Inc.:
5% 2/15/29 (c)	1,010,000	1,033,892
5.25% 1/30/30 (c)	1,520,000	1,569,491
5.25% 2/15/31 (c)	3,535,000	3,635,659
Catalent Pharma Solutions 4.875% 1/15/26 (c)	1,007,000	1,028,399
Centene Corp.:
4.25% 12/15/27	1,595,000	1,687,327
5.375% 8/15/26 (c)	5,965,000	6,255,794
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	472,000	496,780
5.5% 4/1/26 (c)	2,695,000	2,812,906
Community Health Systems, Inc.:
4.75% 2/15/31 (c)(g)	3,505,000	3,505,000
5.625% 3/15/27 (c)	2,525,000	2,651,250
6% 1/15/29 (c)	2,020,000	2,146,250
6.875% 4/15/29 (c)(g)	1,980,000	2,002,275
8% 3/15/26 (c)	10,019,000	10,770,425
8.125% 6/30/24 (c)	2,020,000	2,121,000
8.625% 1/15/24 (c)	3,242,000	3,384,648
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,651,000	4,800,762
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	5,235,000	5,498,425
HCA Holdings, Inc. 5.375% 9/1/26	3,032,000	3,440,594
Hologic, Inc.:
3.25% 2/15/29 (c)	3,405,000	3,460,331
4.625% 2/1/28 (c)	6,000	6,360
IMS Health, Inc. 5% 5/15/27 (c)	4,387,000	4,618,976
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	1,465,000	1,565,719
Radiology Partners, Inc. 9.25% 2/1/28 (c)	3,750,000	4,101,525
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	1,390,000	1,442,125
Teleflex, Inc. 4.25% 6/1/28 (c)	930,000	977,477
Tenet Healthcare Corp.:
4.625% 6/15/28 (c)	1,165,000	1,218,701
4.875% 1/1/26 (c)	2,570,000	2,680,844
5.125% 5/1/25	2,027,000	2,053,635
6.125% 10/1/28 (c)	7,860,000	8,209,652
6.25% 2/1/27 (c)	6,226,000	6,558,500
7% 8/1/25	6,720,000	6,946,800
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	2,150,000	2,354,250
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	2,946,000	3,262,695
Vizient, Inc. 6.25% 5/15/27 (c)	385,000	409,063
		113,839,418
Homebuilders/Real Estate - 1.6%
Howard Hughes Corp.:
4.125% 2/1/29 (c)(g)	1,325,000	1,319,183
4.375% 2/1/31 (c)(g)	1,325,000	1,322,231
5.375% 3/15/25 (c)	5,982,000	6,167,502
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	2,072,000	2,144,520
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	2,130,000	2,175,263
Service Properties Trust:
4.375% 2/15/30	3,000,000	2,730,015
4.95% 2/15/27	395,000	381,175
4.95% 10/1/29	160,000	151,335
5.5% 12/15/27	1,430,000	1,527,619
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29 (c)(g)	5,005,000	5,005,000
8.25% 10/15/23	2,885,000	2,924,244
		25,848,087
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)(g)	3,710,000	3,668,782
3.75% 5/1/29 (c)	495,000	502,744
4% 5/1/31 (c)	1,790,000	1,839,091
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	12,000	12,549
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	630,000	626,850
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	1,785,000	1,802,850
		8,452,866
Insurance - 2.5%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	445,000	448,958
6.75% 10/15/27 (c)	14,690,000	15,534,675
AmWINS Group, Inc. 7.75% 7/1/26 (c)	10,082,000	10,806,694
AssuredPartners, Inc. 5.625% 1/15/29 (c)	1,355,000	1,375,325
HUB International Ltd. 7% 5/1/26 (c)	3,770,000	3,911,375
USI, Inc. 6.875% 5/1/25 (c)	9,449,000	9,600,845
		41,677,872
Leisure - 0.8%
Carnival Corp.:
6.65% 1/15/28	300,000	315,000
7.625% 3/1/26 (c)	4,575,000	4,838,063
NCL Corp. Ltd. 5.875% 3/15/26 (c)	890,000	880,548
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (c)	795,000	860,588
11.5% 6/1/25 (c)	3,395,000	3,900,006
Viking Cruises Ltd. 13% 5/15/25 (c)	1,070,000	1,245,485
Voc Escrow Ltd. 5% 2/15/28 (c)	1,950,000	1,892,222
		13,931,912
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	2,641,000	2,696,567
6.875% 10/15/27 (c)	3,790,000	4,076,619
7.25% 4/1/23 (c)	6,245,000	6,370,243
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	65,000	71,402
Howmet Aerospace, Inc. 5.95% 2/1/37	160,000	195,800
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	5,812,000	5,986,825
		19,397,456
Publishing/Printing - 0.3%
Meredith Corp. 6.875% 2/1/26	4,060,000	4,105,269
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	9,575,000	9,527,125
Services - 6.4%
AECOM 5.125% 3/15/27	2,960,000	3,311,352
APX Group, Inc. 6.75% 2/15/27 (c)	3,440,000	3,663,600
Aramark Services, Inc.:
4.75% 6/1/26	265,000	270,631
5% 2/1/28 (c)	15,670,000	16,337,542
6.375% 5/1/25 (c)	9,035,000	9,605,109
Ascend Learning LLC:
6.875% 8/1/25 (c)	5,259,000	5,390,475
6.875% 8/1/25 (c)	793,000	812,825
ASGN, Inc. 4.625% 5/15/28 (c)	1,770,000	1,830,038
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	4,820,000	4,963,732
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	8,652,000	8,727,705
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (c)	2,545,000	2,634,075
Frontdoor, Inc. 6.75% 8/15/26 (c)	1,942,000	2,073,085
Gartner, Inc. 3.75% 10/1/30 (c)	1,600,000	1,644,976
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	9,121,000	9,525,744
Laureate Education, Inc. 8.25% 5/1/25 (c)	3,945,000	4,154,578
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	4,005,000	4,070,081
PowerTeam Services LLC 9.033% 12/4/25 (c)	2,020,000	2,237,150
Service Corp. International 5.125% 6/1/29	2,272,000	2,483,319
Sotheby's 7.375% 10/15/27 (c)	8,795,000	9,542,575
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	2,340,000	2,497,248
6.75% 6/1/25 (c)	8,188,000	8,422,177
The GEO Group, Inc. 6% 4/15/26	2,110,000	1,513,925
		105,711,942
Super Retail - 1.6%
EG Global Finance PLC:
6.75% 2/7/25 (c)	3,560,000	3,666,800
8.5% 10/30/25 (c)	6,085,000	6,465,313
L Brands, Inc.:
5.25% 2/1/28	400,000	422,520
6.625% 10/1/30 (c)	610,000	684,725
6.694% 1/15/27	1,430,000	1,601,600
6.75% 7/1/36	3,580,000	4,090,150
6.875% 11/1/35	485,000	562,256
LBM Acquisition LLC 6.25% 1/15/29 (c)	615,000	622,503
The William Carter Co. 5.625% 3/15/27 (c)	4,251,000	4,490,119
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	4,100,000	4,356,250
		26,962,236
Technology - 3.0%
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	3,220,000	3,215,975
6.125% 12/1/28 (c)	3,220,000	3,300,500
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	4,235,000	4,285,608
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	1,385,000	1,497,684
Camelot Finance SA 4.5% 11/1/26 (c)	3,870,000	4,024,800
CDK Global, Inc.:
4.875% 6/1/27	15,000	15,769
5.25% 5/15/29 (c)	745,000	807,438
Crowdstrike Holdings, Inc. 3% 2/15/29	1,845,000	1,866,909
Gartner, Inc. 4.5% 7/1/28 (c)	2,505,000	2,642,024
Match Group Holdings II LLC 4.125% 8/1/30 (c)	1,135,000	1,170,980
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	4,845,000	5,486,963
Nuance Communications, Inc. 5.625% 12/15/26	4,915,000	5,174,881
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,875,000	1,942,969
Open Text Corp. 3.875% 2/15/28 (c)	2,815,000	2,885,375
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	2,115,000	2,204,888
TTM Technologies, Inc. 5.625% 10/1/25 (c)	9,454,000	9,643,080
		50,165,843
Telecommunications - 11.2%
Altice Financing SA:
5% 1/15/28 (c)	1,405,000	1,440,125
7.5% 5/15/26 (c)	11,375,000	11,929,531
Altice France Holding SA 6% 2/15/28 (c)	7,170,000	7,223,775
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	22,054,000	23,479,240
7.5% 10/15/26 (c)	13,208,000	13,971,026
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	765,000	768,902
5.625% 9/15/28 (c)	605,000	620,125
Frontier Communications Corp.:
5% 5/1/28 (c)	4,550,000	4,717,781
5.875% 10/15/27 (c)	1,455,000	1,563,689
6.75% 5/1/29 (c)	3,940,000	4,138,281
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	565,000	562,182
4.25% 7/1/28 (c)	3,945,000	4,042,481
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	4,070,000	4,177,692
5.125% 12/15/26 (c)	8,125,000	8,639,963
6.875% 1/15/28	260,000	303,706
Millicom International Cellular SA:
4.5% 4/27/31 (c)	240,000	254,400
5.125% 1/15/28 (c)	4,000,000	4,198,800
6.625% 10/15/26 (c)	6,657,000	7,135,472
Sable International Finance Ltd. 5.75% 9/7/27 (c)	830,000	879,800
SFR Group SA:
5.125% 1/15/29 (c)	6,520,000	6,723,750
7.375% 5/1/26 (c)	2,989,000	3,132,502
8.125% 2/1/27 (c)	7,717,000	8,527,285
Sprint Capital Corp.:
6.875% 11/15/28	12,535,000	16,091,806
8.75% 3/15/32	7,680,000	11,731,200
T-Mobile U.S.A., Inc. 2.875% 2/15/31	4,335,000	4,375,142
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	3,623,240
7.2% 7/18/36	1,449,000	1,914,230
7.721% 6/4/38	400,000	562,000
Uniti Group, Inc.:
7.125% 12/15/24 (c)	6,860,000	7,063,742
7.875% 2/15/25 (c)	14,425,000	15,484,588
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	2,600,000	2,607,332
6.125% 3/1/28 (c)	3,040,000	3,162,109
		185,045,897
Transportation Ex Air/Rail - 0.3%
XPO Logistics, Inc. 6.25% 5/1/25 (c)	5,145,000	5,524,444
Utilities - 4.9%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	955,000	1,027,924
5% 9/15/26	1,810,000	1,877,875
5.75% 10/15/25	25,000	26,196
DCP Midstream Operating LP:
5.125% 5/15/29	6,994,000	7,606,744
5.625% 7/15/27	3,920,000	4,272,800
Global Partners LP/GLP Finance Corp. 7% 8/1/27	4,632,000	4,892,550
InterGen NV 7% 6/30/23 (c)	13,514,000	13,041,010
NextEra Energy Partners LP:
4.25% 9/15/24 (c)	416,000	444,288
4.5% 9/15/27 (c)	8,000	8,880
NRG Energy, Inc.:
3.375% 2/15/29 (c)	700,000	716,030
3.625% 2/15/31 (c)	1,390,000	1,445,600
5.25% 6/15/29 (c)	3,365,000	3,701,500
5.75% 1/15/28	4,384,000	4,766,394
6.625% 1/15/27	38,000	39,924
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	2,376,413	2,524,476
Pattern Energy Operations LP 4.5% 8/15/28 (c)	1,350,000	1,427,760
PG&E Corp. 5.25% 7/1/30	4,955,000	5,450,500
Pike Corp. 5.5% 9/1/28 (c)	6,492,000	6,702,990
TerraForm Power Operating LLC 5% 1/31/28 (c)	1,355,000	1,504,050
Vistra Operations Co. LLC:
5% 7/31/27 (c)	6,324,000	6,657,275
5.5% 9/1/26 (c)	8,542,000	8,881,117
5.625% 2/15/27 (c)	3,595,000	3,792,401
		80,808,284

TOTAL NONCONVERTIBLE BONDS		1,525,568,505

TOTAL CORPORATE BONDS
(Cost $1,489,671,118)		1,546,441,467
	Shares	Value

Common Stocks - 2.0%
Energy - 0.3%
California Resources Corp. (h)	8,061	186,128
California Resources Corp. (a)	8,455	195,226
California Resources Corp. warrants 10/27/24 (h)	2,871	11,283
Jonah Energy LLC (b)	148,945	2,234,175
Mesquite Energy, Inc. (b)	149,356	2,389,700

TOTAL ENERGY		5,016,512

Food & Drug Retail - 1.7%
Southeastern Grocers, Inc. (b)(h)	1,888,443	28,760,966
Metals/Mining - 0.0%
Elah Holdings, Inc. (h)	333	26,640
TOTAL COMMON STOCKS
(Cost $21,017,328)		33,804,118
	Principal Amount	Value

Bank Loan Obligations - 1.8%
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(i)	429,452	428,112
Energy - 0.0%
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(e)(f)(i)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 5/11/20 (b)(d)(e)(f)(i)	1,217,000	0

TOTAL ENERGY		0

Gaming - 0.6%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(i)	5,145,000	5,095,711
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(i)	4,917,254	4,811,238

TOTAL GAMING		9,906,949

Healthcare - 0.0%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (d)(e)(i)	613,447	613,791
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9651% 4/25/25 (d)(e)(i)	3,780,054	3,744,786
Super Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (e)(i)(j)	734,545	735,280
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (d)(e)(i)	3,305,455	3,308,760

TOTAL SUPER RETAIL		4,044,040

Technology - 0.4%
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (d)(e)(i)	4,124,637	4,114,325
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (d)(e)(i)	2,114,700	2,122,249

TOTAL TECHNOLOGY		6,236,574

Telecommunications - 0.3%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (d)(e)(i)	475,000	481,071
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(i)	3,638,451	3,695,320

TOTAL TELECOMMUNICATIONS		4,176,391

TOTAL BANK LOAN OBLIGATIONS
(Cost $31,114,161)		29,150,643

Preferred Securities - 0.0%
Energy - 0.0%
Summit Midstream Partners LP 9.5% (Cost $621,840)(d)(k)	670,000	242,875
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (l)
(Cost $39,409,702)	39,401,821	39,409,702
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,581,834,149)		1,649,048,805
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,369,364)
NET ASSETS - 100%		$1,645,679,441

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,955,636 or 0.2% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,182,755,412 or 71.9% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$54,440
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$2,760,410

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,090
Fidelity Securities Lending Cash Central Fund	285
Total	$29,375

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligation and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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